INTANGIBLES AND GOODWILL - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangibles impairment charge	$ 27,764,000	$ 0	$ 27,764,000	$ 0	$ 31,700,000	$ 31,700,000	$ 0	$ 0
Goodwill	$ 0		0		$ 13,100,000	13,064,000	13,064,000
Percentage of fair value in excess of carrying amount					45.00%
Goodwill impairment			$ 13,064,000			$ 0	$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount					45.00%
Maximum
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount						55.00%